22. LOANS, FINANCING AND DEBENTURES (Detaills Narrative) - BRL (R$) R$ in Millions	1 Months Ended	12 Months Ended
	Sep. 26, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Average rate of capitalization rate		5.39%
Promissory Notes First Issue Single Series [member]
Disclosure of detailed information about borrowings [line items]
Aggregate amount	R$ 850
Maturity term	11 years
Interest rate	5.27%
Cemig GT [member]
Disclosure of detailed information about borrowings [line items]
Aggregate amount		R$ 50
Restated [member]
Disclosure of detailed information about borrowings [line items]
Average rate of capitalization rate			6.79%	9.64%